ADDITIONAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I (Tables)	12 Months Ended
Dec. 31, 2012
ADDITIONAL INFORMATION-FINANCIAL STATEMENTS SCHEDULE I [Abstract]
Statements of operations

	2010	2011	2012	2012
				US$ thousands (Note 2(d))
Statements of operations

Net revenues	—	—	—	—
Operating expenses	(3,590)	(61,783)	(7,901)	(1,268)

Loss from operations	(3,590)	(61,783)	(7,901)	(1,268)
Share of income from subsidiaries	416,760	239,217	190,404	30,562
Interest income	90	8,095	889	143
Interest expense	(1,730)	(45,945)	(118,515)	(19,023)
Issuance costs for convertible notes	(42,559)	—	—	—
(Loss)/gain on change in fair value of convertible notes	(9,040)	198,547	(87,099)	(13,980)
Foreign exchange (loss)/gain	(2,912)	19,194	1,969	316
Gain on buy-back of convertible bonds	2,480	1,521	—	—
Non-operating expenses	—	(7,315)	(6,665)	(1,070)

Income before income tax expense	359,499	351,531	(26,918)	(4,320)

Income tax expense	—	—	—	—
Net income/(loss)	359,499	351,531	(26,918)	(4,320)

Balance sheets

	2011	2012	2012
			US$ thousands (Note 2(d))
Balance sheets:

Assets
Current assets:
Cash and cash equivalents	181,581	45,700	7,335
Restricted cash	202,323	205,731	33,022
Receivables from related parties	241	87	14
Prepayments and other current assets	1,036	3,786	608

Total current assets	385,181	255,304	40,979

Investments in subsidiaries (a)	6,154,925	5,639,123	905,142
Other assets	85,891	42,831	6,875

Total assets	6,625,997	5,937,258	952,996

Liabilities
Current liabilities
Short-term loans	346,550	12,571	2,018
Convertible bonds	113,051	—	—
Other payables and accruals	156,418	165,111	26,502

Total current liabilities	616,019	177,682	28,520

Non-current liabilities
Long-term loans	1,165,666	735,404	118,040
Financial liability	979,008	1,066,771	171,229

Total liabilities	2,760,693	1,979,857	317,789

Shareholders’ equity
Ordinary shares (US$ 0.005 par value; 200,000,000 shares authorized, 90,659,882 and 91,672,320 shares issued and outstanding as of December 31, 2011 and 2012, respectively)	3,542	3,574	574
Additional paid-in capital	2,683,923	2,802,905	449,897
Retained earnings	1,177,839	1,150,922	184,736

Total shareholders’ equity	3,865,304	3,957,401	635,207

Total liabilities and shareholders’ equity	6,625,997	5,937,258	952,996

(a)	Investments in subsidiaries include the amounts contributed to Home Inns HK by the Company for Home Inns HK’s investments in PRC subsidiaries.

Statements of Cash flows

	2010	2011	2012	2012
				US$ thousands (Note 2(d))
Statements of Cash flows:

Cash flows from operating activities:
Net income/(loss)	359,499	351,531	(26,918)	(4,320)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Amortization of upfront fee of term loan	—	5,726	43,060	6,912
Share of income from subsidiaries	(416,760)	(239,217)	(190,404)	(30,562)
Interest expense	1,730	—	—	—
Foreign exchange loss/(gain)	2,912	(19,194)	(1,969)	(316)
Gain on buy-back of convertible bonds	(2,480)	(1,521)	—	—
Issuance costs for convertible notes	42,559	—	—	—
Loss/(gain) on change in fair value of convertible notes	9,040	(198,547)	87,099	13,980
Loss from fair value change of interest rate swap transaction	—	7,315	6,665	1,070
Change in assets and liabilities, net of effects of acquisitions:
(Increase)/decrease in receivables from related parties	—	(241)	154	25
(Increase)/decrease in prepayments and other current assets	(205)	540	(2,750)	(441)
Increase/(decrease) in payables to related parties	97,248	(163,258)	—	—
(Decrease)/increase in other payables and accruals	(673)	(4,630)	6,444	1,034

Net cash provided by/(used in) operating activities	92,870	(261,496)	(78,619)	(12,618)

Cash flows from investing activities:
Cash paid to restricted cash
– escrow account and interest reserve account	—	(202,323)	(3,703)	(594)
Cash paid for the acquisition of Motel 168	—	(2,031,421)	—	—
Investments in subsidiaries	(47,951)	(53,319)	—	—
Dividend received from subsidiaries	—	—	798,605	128,184

Cash flows (used in)/ provided by investing activities:	(47,951)	(2,287,063)	794,902	127,590

Cash flows from financing activities:
Proceeds from share option exercise	63,644	28,173	26,615	4,272
Buy-back of convertible bonds	(75,687)	(45,507)	—	—
Net proceeds from issuance of convertible notes	1,188,823	—	—	—
Repayment of convertible bonds	—	—	(111,945)	(17,968)
Proceeds from loans	—	1,525,176	—	—
Repayment of loans	—	—	(760,949)	(122,141)
Cash settlement of interest swap transaction	—	—	(3,418)	(549)
Payment for upfront fee of loan	—	(91,617)	—	—

Net cash provided by/(used in) financing activities	1,176,780	1,416,225	(849,697)	(136,386)

Effect of foreign exchange rate changes on cash and cash equivalents	(9,761)	(52,334)	(2,467)	(397)

Net increase/(decrease) in cash and cash equivalents	1,211,938	(1,184,668)	(135,881)	(21,811)
Cash and cash equivalents, beginning of year	154,311	1,366,249	181,581	29,146

Cash and cash equivalents, end of the year	1,366,249	181,581	45,700	7,335

Supplemental disclosure of cash flow information
Cash paid during the year for interest	—	(33,848)	(77,706)	(12,473)

Supplemental schedule of non-cash investing activities:
Unpaid consideration related to the acquisition of Motel 168	—	143,728	—	—
Decrease of investments in subsidiaries when Home Inns HK paid on behalf of the Company	127,000	—	—	—
Issuance of ordinary shares related to the acquisition of Motel 168	—	667,314	—	—